RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 9:-	RELATED PARTY BALANCES AND TRANSACTIONS

Nistec, the controlling shareholder of the Company, is also a customer of the Company. The Company sells products to Nistec, pays management fees to Nistec, purchases certain services from Nistec and shares certain expenses with Nistec, for services that it acquires jointly with Nistec. The Company's transactions with Nistec were carried out on an arm's-length basis.

a.	Balances with related parties:

	Six months ended June 30,	Year ended December 31,
	2023	2022
	Unaudited

Trade accounts receivable	190	151
Trade accounts payable	277	30

b.	Transactions with related parties:

	Six months ended June 30,		Three months ended June 30,
	2023	2022	2023	2022
	Unaudited

Revenues	419	260	182	82
Purchases, selling, general and administrative expenses	365	263	288	78

PCB purchases by Nistec - Nistec purchases PCBs from the Company solely to provide assembled boards to its customers. The Company sells to Nistec based on its standard pricing, which may be subject to a discount of up to ten percent (10%). Should the order be for PCBs imported by the Company, the quote reflects the actual price of such PCBs, plus a mark-up of at least twenty percent (20%). Should the order be for PCBs from excess inventory of an original order, the quote will reflect the standard price of such PCBs, with a discount of up to fifty percent (50%) of the price actually paid for such PCBs in the original order (the “Excess Inventory Discount”). The Excess Inventory Discount will apply only to orders from excess inventory of the first original order of a specific PCB (i.e., should a second order of a specific PCBs generate any excess inventory, and Nistec would like to purchase such excess, the Excess Inventory Discount will not be applied to such purchase).

Soldering and assembly services - The Company may acquire soldering services and/or purchase services from Nistec. Nistec’s pricing for its soldering services will be its standard pricing (the “Pricing”), less a five percent (5%) discount. Nistec may charge for Purchasing Services in accordance with the actual costs of the orders, plus a fourteen and a quarter (14.25%) commission, which reflects a five percent (5%) discount, as compared to the commission charged to third parties by Nistec for similar services. Prices of services not included in the Pricing will be negotiated by the parties in good faith (without participation of Mr. Nissan, the Company's controlling shareholder and CEO, or any of his relatives). Nistec standard procedures govern manufacturer warranties and restrictions regarding defective assembled products. In addition to requesting Nistec to provide the Company with a quote for soldering and assembly services, in the event that the Company requires design and/or design services for production of PCBs, it may ask Nistec to provide it with a quote for such services. Nistec may charge for design and/or design services in accordance with its standard pricing for such services, less a five percent (5%) discount. The Company’s purchases of services under the Soldering, Assembly and Design Services Procedure may not exceed NIS 300 per annum.

Managements fees - In September 2019, the Company's Audit Committee, Compensation Committee and Board of Directors, as applicable, approved the terms of the amended Management Agreement. This amended Management Agreement was approved by the Company's shareholders in the annual general meeting, held on December 5, 2019. Nistec is entitled to a monthly management fee of NIS 90 ($28).

Subject to Company’s reimbursement policy approved by the Audit Committee on May 15, 2016, Mr. Nissan receives reimbursement of travel expenses (other than food and beverage expenses) while traveling internationally on behalf of the Company, provided that such reimbursement will not exceed an aggregate amount of NIS 10,000 ($2,700) per calendar quarter. Mr. Nissan is reimbursed for food and beverage expenses while traveling internationally on behalf of the Company, against receipts, in accordance with the Israeli Income Tax Regulations (Deduction of Certain Expenses) 1972.

In addition, the Company's shareholders in the annual general meetings held on December 5, 2019, October 29, 2020 and August 31, 2022 approved the following:

a.	The extension of the Directors and Officers Indemnity Agreement with Mr. Yitzhak Nissan.
b.	The extension of the Exculpation Letter for an additional three (3) year period
c.	The application of the Company’s directors and officers' liability insurance policy with respect to Mr. Yitzhak Nissan
d.	The revised terms of employment of Yitzhak Nissan's daughter who is employed by the Company as a special project manager.